Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 0	$ 46,993	$ (41,166)	$ 5,828
Beginning balance, shares at Dec. 31, 2020	400,000
Issuance of common stock in exchange for investment, related party	$ 0	14,943		14,943
Issuance of common stock in exchange for investments in equity securities, shares	180,000
Issuance of common stock and warrants under private placement, net of negligible issuance costs	$ 0	2,690		2,690
Issuance of common stock and warrants under private placement, net of issuance costs, shares	67,500
Exercise of common stock warrants	$ 0	13,238		$ 13,238
Exercise of common stock warrants, shares	132,380
Exercise of pre-funded warrants	$ 0	12,223		$ 12,223
Exercise of pre-funded warrants, shares	75,357
Stock-based compensation		129		129
Net loss			(37,713)	(37,713)
Ending balance, value at Dec. 31, 2021	$ 1	90,216	(78,879)	11,338
Ending balance, shares at Dec. 31, 2021	855,237
Issuance of common stock in exchange for investment, related party	$ 0	3,683		3,683
Issuance of common stock in exchange for investments in equity securities, shares	157,402
Issuance of common stock and warrants under private placement, net of negligible issuance costs	$ 0	117		$ 117
Issuance of common stock and warrants under private placement, net of issuance costs, shares	92,500
Exercise of common stock warrants, shares
Exercise of pre-funded warrants	$ 0	2,842		$ 2,842
Exercise of pre-funded warrants, shares	78,450
Stock-based compensation		1,852		1,852
Net loss			(640)	(640)
Exercise of PIPE warrants	$ 0	4,686		4,686
Exercise of PIPE warrants, shares	142,857
Issuance of shares for vested restricted stock units
Issuance of shares for vested restricted stock units, shares	8,504
Ending balance, value at Dec. 31, 2022	$ 1	$ 103,396	$ (79,519)	$ 23,878
Ending balance, shares at Dec. 31, 2022	1,334,950